General and Administrative Expenses - Reclassified to general and administrative expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expenses	[1]	$ 16,467	$ 7,396
Project evaluation			0
Transaction related expense			0
Previously Reported
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expenses			6,755
Project evaluation			241
Transaction related expense			400
Revision of Prior Period, Reclassification, Adjustment
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expenses			641
Project evaluation			(241)
Transaction related expense			$ (400)

[1]	Certain comparative figures have been reclassified to general and administrative expenses to conform to current year presentation as illustrated in Note 16